UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06196 and 811-21298

Name of Fund: BIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Treasury Fund and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BIF Treasury Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Treasury LLC	$1,602,053,908
Total Investments (Cost - $1,602,053,908) – 99.6%	1,602,053,908
Other Assets Less Liabilities – 0.4%	6,058,200
Net Assets – 100.0%	$1,608,112,108

BlackRock BIF Treasury Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Treasury LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,602,053,908 and 58.7%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

	•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

		•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investments and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BIF TREASURY FUND	JUNE 30, 2011	1

Schedule of Investments June 30, 2011 (Unaudited)	Master Treasury LLC (Percentages shown are based on Net Assets

Issue	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.04% - 0.19%, 7/07/11	$78,466	$78,464,775
0.01% - 0.19%, 7/14/11	72,034	72,031,747
0.01% - 0.19%, 7/21/11	439,395	439,377,284
0.01% - 0.19%, 7/28/11	430,189	430,172,180
0.00% - 0.16%, 8/25/11	203,086	203,067,280
0.00% - 0.17%, 9/01/11	229,573	229,556,417
0.02% - 0.05%, 9/08/11	455,050	455,018,388
0.01% - 0.06%, 9/15/11	342,183	342,145,788
0.05% - 0.15%, 9/22/11	140,000	139,973,050
0.03%, 9/29/11	245,665	245,647,666
0.14%, 10/06/11	30,000	29,988,771
0.11%, 10/13/11	20,000	19,993,583
0.07%, 10/20/11	21,970	21,965,557

Total Investments
(Cost – $2,707,402,486*) – 99.2%		2,707,402,486
Other Assets Less Liabilities – 0.8%		22,859,947
Net Assets – 100.0%		$2,730,262,433

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investments and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant policies, please refer to the Master Treasury LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$2,707,402,486	—	$2,707,402,486

MASTER TREASURY LLC	JUNE 30, 2011	1

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Treasury Fund and Master Treasury LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Treasury Fund and Master Treasury LLC

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Treasury Fund and Master Treasury LLC

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Treasury Fund and Master Treasury LLC

Date: August 24, 2011